ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At March 31, 2026 and 2025, accounts payable and accrued liabilities were comprised of the following (in thousands):

	As of March 31,
	2026	2025

Accounts payable	$2,413	$427
Accrued other professional fees	—	262
Accrued accounting and auditing fees	73	155
Accrued bonuses and other payroll-related expenses	913	89
Accrued CRO	—	80
Accrued legal fees	414	60
Accrued clinical and R&D services	—	14
Capital expenditures	333	0
Other	—	13
Total accounts payable and accrued liabilities	$5,504	$1,100